RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:

	Years ended December 31,
	2013	2014
	$	$

Trade related balances	78,319,560	75,713,936
Non-trade related balances	5,667,293	12,333,542

Amounts due from related parties	83,986,853	88,047,478

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2013	2014
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	74,922,671	70,186,196
China Electric Equipment Group Co., Ltd.	1,833,709	4,054,056
CEEG (Nanjing) Solar Research Institute	1,527,431	597,774
CEEG (Jiangsu) Insulated New Material Co., Ltd.	35,749	4,620
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	44,942
Nanjing Xinde New Energy Technology Co., Ltd.	-	583,390
CEEG Holding Co.,Ltd.	-	148,768
Jiangsu CEEG Business Co., Ltd.	-	94,190

	78,319,560	75,713,936

As of December 31, 2013 and 2014, the trade related balance was $78,319,560 and $75,713,936, respectively, of which $74,922,671 and $70,186,196 pertains to the prepayment of purchase of inventory from CEEG (Nanjing) Semiconductor Co., Ltd. (“CEEG Semi”) Pursuant to the agreement entered between the Company and CEEG Semi in November 2013, under which CEEG Semi agreed to settle the prepayment balance of $75 million via inventory supplies or return of cash within one year, however CEEG Semi failed to supply inventory or return cash to the Company within fiscal year 2014. In January 2015, the Company renewed the agreement with CEEG Semi, under which, CEEG Semi agreed to settle the prepayment balance of $70 million via inventory supplies or return of cash within one year. Also, the Company obtained a commitment letter co-issued by CEEG and CEEG Semi declaring that it planned to settle the amount in the next twelve months beginning from February 2015. Given CEEG's current financial situation, it has the short-term or long-term paying capacity to repay their debt.

As of December 31, 2013, the non-trade related balance was $5,667,293, of which $3,963,883 pertains to the sale of machineries from SST and NRE to China Electric Equipment Group Co., Ltd., which were then exported and sold to CSUN Eurasia Energy Systems Industry and Trade Inc. and CSUN Eurasia Energy Technologies Industry and Trade Inc. (the “Turkey Entities”)

As of December 31, 2014, the non-trade related balance was $12,333,542, of which 1) $6,180,174 pertains to the disposal of Sunergy Shanghai to China Electric Equipment Group, and 2) $3,958,029 pertains to sale of machineries from SST, NRE and Sunergy Nanjing to the Turkey Entities through China Electric Equipment Group Co., Ltd.

Amounts due to related parties:

	At December 31,
	2013	2014
	$	$

Trade related balances	6,609,510	4,424,706
Non-trade related balances	5,188,009	4,696,075

Amounts due to related parties	11,797,519	9,120,781

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2013	2014
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	3,181,214	111,013
China Electric Equipment Group Co., Ltd.	454,759	522,763
CEEG (Nanjing) Intelligent Technology Co., Ltd.	190,067	172,852
CEEG (Jiangsu) Insulated New Material Co., Ltd.	1,701,026	1,442,674
CEEG (Nanjing) Semiconductor Co., Ltd.	1,082,444	140,865
CEEG (Nanjing) Solar Research Institute	-	1,923,774
CEEG (HK) Limited Co., Ltd.	-	47,029
Jiangsu Xinde Minyong Photovoltaic System Co., Ltd.	-	63,736
	6,609,510	4,424,706

As of December 31, 2013, the non-trade related balances were $5.2 million, of which $4.1million pertains to the Turkey Entities' purchase of machineries from China Electric Equipment Group Co., Ltd. and the rest pertains to the prepaid electricity fee from CEEG Semi.

As of December 31, 2014, the non-trade related balances were $4.7 million, of which $3.6 million pertains to the Turkey Entities' purchase of machineries from China Electric Equipment Group Co., Ltd. and the rest pertains to the prepaid electricity fee from CEEG Semi and CEEG Special Transformer.

Related party transactions

Other than as disclosed in Note 7, details of related party transactions are as follow:

Sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2012	2013	2014
	$	$	$
CEEG (Nanjing) Solar Research Institute	4,997,073	1,450,689	333,943
CEEG (Nanjing) Semiconductor Co., Ltd.	-	247,563	9,736
China Electric Equipment Group (Hong Kong) Co., Ltd.	245,341	71,852	-
China Electric Equipment Group Co., Lt	51,216	7,435,809	5,333,313
CEEG (Jiangsu) Insulated New Material Co., Ltd.	537,278	606,322	-
CEEG Korea Co., Ltd.	1,393	-	4,065
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	38,893	95,555
Jiangsu Xinde Civil Photovoltaic System Co., Ltd.	-	-	715,691
Jiangsu CEEG Cloud Commercial Co., Ltd.	-	-	328,053
Nanjing Xinde New Energy Technology Co., Ltd.	-	-	1,501,211
CEEG Holding Co., Ltd.	-	-	1,738,797
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	-	8,190

	5,832,301	9,851,128	10,068,554

Purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2012	2013	2014
	$	$	$

China Electric Equipment Group Co., Ltd.	-	4,778,993	379,275
CEEG (Nanjing) Semiconductor Co., Ltd.	32,011,217	21,449,705	40,296
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	4,811,590	-
CEEG (Jiangsu) Insulated New Material Co., Ltd.	3,852,558	6,181,715	3,668,758
CEEG (Nanjing) Special Transformer Co., Ltd.	-	181	-

	35,863,775	37,222,184	4,088,329

Since December 2012, the Group set up cell and module plants in Turkey and transferred some machinery from SST and NRE to the new plants in Turkey through China Electric Equipment Group Co., Ltd. in the amount of $1.6 million, $2.1 million and $0.02 million in 2012, 2013 and 2014, respectively.

Short-term borrowings from CEEG Semi, with common ultimate investors, are as follows:

	Years ended December 31,
	2012	2013	2014
	$	$	$

Opening balance	-	(9,545,760)	-
Borrowings	(116,935,560)	(28,713,240)	-
Repayment	107,389,800	38,259,000	-

Closing balance	(9,545,760)	-	-

In 2012, the Group and CEEG Semi entered into certain short-term borrowing agreements, under which the Group borrowed $116.9 million with a term of six months, with an interest rate comparable to a bank loan over the same period. Such loan was made for the purpose of the Group's operation. As of December 31, 2012, the Group has repaid $107.4 million. In 2013, $28.7 million was borrowed from CEEG Semi and all have been repaid as of December 31, 2013.

In 2013, CEEG Semi forgave the interests of these borrowings and the accrued interests amounted to $2.4 million were reversed and recorded in "Other income (expense), net".

In 2013, the Group lent CEEG Semi an interest-free loan amounting to $44.3 million, which was subsequently collected as of October 31, 2013.

In 2014, the Group had no short-term borrowings from CEEG Semi.